Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 3,529	$ 4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$ 1.87	$ 2.30
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 3,529	$ 4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$ 1.83	$ 2.26